Operating leases and other commitment	9 Months Ended
Sep. 30, 2021
5. Operating lease and other commitments

5. Operating leases and other commitments

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges for remining lease is from 4.75% to 5.00% at the end of September, 2021. The average remaining years for our lease are 1.96 years as of September 30, 2021.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the nine months ended September 30, 2021 and 2020 respectively:

(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	184,159
Accumulated amortization	(166,989)
Balances as of September 30, 2021	$439,467

(amounts in dollars)	Total
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(192,118)
Balances as of September 30, 2020	$87,592

The following table provides the changes in the Corporation’s operating lease liability for the nine months ended September 30, 2021 and 2020 respectively:

(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	184,159
Repayments of lease liability	(179,054)
Other	14,017
Balances as of September 30, 2021	$444,742
Lease liability due within one year	$-
Lease liability long term	$444,742

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(207,060)
Other	7,655
Balances as of September 30, 2020	$91,800
Lease liability due within one year	$91,800
Lease liability long term	$-

The total future commitment payment amount for the above lease is $467,799 compared to an outstanding lease liability of $444,742 as of September 30, 2021. The difference is due to lease interest expense.

In addition to the lease commitment, the corporation has a future insurance premium payment and copier rent of $253,069 as of September, 30,2021.